Revenues (Tables)	6 Months Ended
Jun. 30, 2019
Revenue From Contract With Customer [Abstract]
Schedule of revenues by geographic area
A summary of revenues by geographic area, based on shipping destination, for the three and six months ended June 30, 2019 and 2018 are as follows (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2019	2018	2019	2018
United States	$25,006	$24,833	$51,995	$49,440
Germany	2,095	2,291	4,259	4,962
Other countries less than 5% of revenues	13,002	11,723	25,463	23,846
Total	$40,103	$38,847	$81,717	$78,248

Schedule of revenues by product line
A summary of revenues by product line for the three and six months ended June 30, 2019 and 2018 are as follows (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2019	2018	2019	2018
Fluid Delivery	$18,285	$18,128	$36,446	$36,928
Cardiovascular	14,579	13,003	29,999	26,213
Ophthalmology	1,817	2,852	4,100	5,637
Other	5,422	4,864	11,172	9,470
Total	$40,103	$38,847	$81,717	$78,248